Appendix II: Board and Senior Management Compensation - PSP (Details)	12 Months Ended
Dec. 31, 2020 shares
Mr. José María Álvarez-Pallete López | PSP - Second Cycle / 2019-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Theoretical shares allocated (without co-investment)	468,000
Mr. José María Álvarez-Pallete López | PSP - Third Cycle / 2020-2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Theoretical shares allocated (without co-investment)	267,000
Mr. Ángel Vilá Boix | PSP - Second Cycle / 2019-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Theoretical shares allocated (without co-investment)	347,000
Mr. Ángel Vilá Boix | PSP - Third Cycle / 2020-2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Theoretical shares allocated (without co-investment)	198,000